                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here is Amendment [ ]; Amendment Number: ____________
The Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    First Interstate Bank
Address: 401 North 31st Street
         Billings, MT 59116

Form 13F File Number:  28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard A. McCann
Title:   Vice President
Phone:   406-255-5132

Signature, Place, and Date of Signing:


/s/ Richard A. McCann                   Billings, MT   January 6, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:                    0

Form 13F Information Table Entry Total:             81

Form 13F Information Table Value Total:   $229,403,341

List of Other Included Managers:                  NONE

13 F REPORT OF MANAGED ASSETS

Date Run: 01/06/2011   Processing Date: 01/06/2011   Time Printed: 2:12:30 PM
                          As Of Date: 12/31/2010

                                                                                       INVESTMENT DIRECTION    VOTING AUTHORITY
                                                                                       -------------------- ---------------------
NAME OF ISSUER                                 TYPE     CUSIP   MARKET VALUE SHARES/PV   SOLE  SHARED OTHER   SOLE  SHARED  OTHER
--------------                              --------- --------- ------------ --------- ------- ------ ----- ------- ------ ------
Aflac Inc                                   Equity    00105510      239,602     4,246    4,230     16   0     4,246      0      0
AT&T Inc                                    Equity    00206R10      274,821     9,354    8,901    453   0     9,354      0      0
Abbott Laboratories                         Equity    00282410    4,444,659    92,771   85,952  6,819   0    89,184  1,382  2,205
Adobe Systems                               Equity    00724F10      249,626     8,110    8,110      0   0     8,110      0      0
Air Products & Chemicals                    Equity    00915810    3,683,657    40,502   39,333  1,169   0    40,344      0    158
Altria Group Inc                            Equity    02209S10      999,498    40,597   37,476  3,121   0    38,377      0  2,220
Amgen Inc                                   Equity    03116210      239,364     4,360    4,060    300   0     4,360      0      0
Apache Corporation                          Equity    03741110    5,040,091    42,272   40,498  1,774   0    41,815      0    457
Apple Computer Inc                          Equity    03783310    7,532,744    23,353   22,254  1,099   0    23,054      0    299
BP PLC Formerly BP Amoco PLC Sponsored      Equity    05562210      264,048     5,978    4,688  1,290   0     5,978      0      0
Bank America Corporation                    Equity    06050510    3,062,050   229,539  220,477  9,062   0   226,928      0  2,611
Berkshire Hathaway Inc Del Cl A             Equity    08467010      481,800         4        0      4   0         4      0      0
Berkshire Hathaway Inc - Cl B               Equity    08467070    4,175,413    52,121   48,242  3,879   0    51,743    100    278
Best Buy Inc                                Equity    08651610    2,208,345    64,402   61,498  2,904   0    63,715      0    687
BHP Billiton Limited ADR                    Equity    08860610    4,415,001    47,514   46,166  1,348   0    47,052      0    462
Boeing Company                              Equity    09702310      208,832     3,200    3,200      0   0     3,200      0      0
CHS Inc 8% PFD                              Preferred 12542R20      205,857     7,062    7,062      0   0     7,062      0      0
Caterpillar Inc                             Equity    14912310    7,199,082    76,864   72,883  3,981   0    75,283      0  1,581
Chevron Corp                                Equity    16676410    6,091,029    66,751   63,044  3,707   0    65,535    397    819
Cisco Systems Inc                           Equity    17275R10    4,305,247   212,815  199,282 13,533   0   204,704      0  8,111
Citigroup Inc                               Equity    17296710    4,090,504   864,800  818,958 45,842   0   851,970      0 12,830
Coca Cola Company                           Equity    19121610      400,342     6,087    5,487    600   0     6,087      0      0
Conocophillips                              Equity    20825C10      695,573    10,214    9,846    368   0    10,214      0      0
Costco Wholesale Corporation                Equity    22160K10    4,199,806    58,161   55,469  2,692   0    57,550      0    611
Danaher Corporation                         Equity    23585110    4,271,432    90,554   86,599  3,955   0    89,555      0    999
Deere & Company                             Equity    24419910      436,013     5,250    4,950    300   0     5,250      0      0
Disney Walt Co Holdings                     Equity    25468710    3,880,897   103,463   99,760  3,703   0   102,245     64  1,154
Dow Chemical Company                        Equity    26054310      277,114     8,117    8,117      0   0     8,117      0      0
Du Pont E I De Nemours & Company            Equity    26353410    2,825,054    56,637   52,460  4,177   0    55,805      0    832
Duke Energy Corp                            Equity    26441C10      495,830    27,840   25,800  2,040   0    27,840      0      0
EMC Corporation                             Equity    26864810    6,215,587   271,423  259,187 12,236   0   267,711      0  3,712
Emerson Electric Company                    Equity    29101110    4,693,829    82,103   78,905  3,198   0    81,102      0  1,001
Exelon Corporation                          Equity    30161N10    2,432,192    58,410   56,120  2,290   0    57,382      0  1,028
Exxon Mobil Corporation                     Equity    30231G102   6,844,909    93,612   86,972  6,640   0    92,645      0    967
First Interstate Bancsystem Inc - Cl A      Equity    32055Y20      323,164    21,205   21,205      0   0    21,205      0      0
Fluor Corporation                           Equity    34341210      321,759     4,856    4,356    500   0     4,856      0      0
General Dynamics Corporation                Equity    36955010      447,119     6,301    4,881  1,420   0     5,241      0  1,060
General Electric Company                    Equity    36960410    4,192,178   229,206  213,082 16,124   0   226,960      0  2,246
Glacier Bancorp Inc                         Equity    37637Q105   1,103,891    73,057   73,057      0   0    70,593      0  2,464
Goldcorp Inc                                Equity    38095640      367,840     8,000        0  8,000   0         0  8,000      0
Google Inc                                  Equity    38259P50    3,181,303     5,356    5,186    170   0     5,334      0     22
Hewlett Packard Company                     Equity    42823610    3,894,334    92,502   89,050  3,452   0    91,521      0    981
Illinois Tool Works Inc                     Equity    45230810    3,232,195    60,528   57,729  2,799   0    60,226      0    302


FIBWM                                                                Page 1 of 2

13 F REPORT OF MANAGED ASSETS

Date Run: 01/06/2011   Processing Date: 01/06/2011   Time Printed: 2:12:30 PM
                          As Of Date: 12/31/2010

                                                                                       INVESTMENT DIRECTION    VOTING AUTHORITY
                                                                                       -------------------- ---------------------
NAME OF ISSUER                                 TYPE      CUSIP  MARKET VALUE SHARES/PV   SOLE  SHARED OTHER   SOLE  SHARED  OTHER
--------------                              --------- --------- ------------ --------- ------- ------ ----- ------- ------ ------
Intel Corporation                           Equity    45814010    5,005,603   238,022  226,401 11,621   0   235,082      0  2,940
International Business Machines Corporation Equity    45920010    6,099,346    41,560   40,273  1,287   0    41,131      0    429
Investors Real Estate Trust                 Equity    46173010      147,933    16,492   16,492      0   0    16,492      0      0
iShares S&P Pref Stock Index Fund           Equity    46428868      218,444     5,630    5,630      0   0     5,630      0      0
JP Morgan Chase & Company                   Equity    46625H10    6,566,658   154,801  148,416  6,385   0   152,907      0  1,894
Johnson & Johnson                           Equity    47816010    4,281,443    69,223   61,544  7,679   0    63,309    800  5,114
Kraft Foods Inc                             Equity    50075N10    5,423,596   172,123  165,510  6,613   0   170,841      0  1,282
Lowes Cos Inc                               Equity    54866110    2,825,162   112,646  108,421  4,225   0   111,410      0  1,236
MDU Resources Group Inc                     Equity    55269010    1,563,993    77,158   14,812 62,346   0    15,472      0 61,686
Marathon Oil Corporation                    Equity    56584910      207,442     5,602    5,033    569   0     5,059    543      0
McDonalds Corporation                       Equity    58013510    5,265,659    68,599   65,872  2,727   0    67,720      0    879
Medtronic Inc                               Equity    58505510      265,008     7,145    5,625  1,520   0     6,700      0    445
Merck & Co Inc                              Equity    58933Y10    3,791,696   105,208   94,108 11,100   0    98,631  2,500  4,077
Metlife Inc                                 Equity    59156R10    2,728,527    61,398   59,033  2,365   0    61,156      0    242
Microsoft Corporation                       Equity    59491810      397,410    14,239    4,217 10,022   0     7,554  1,000  5,685
NextEra Energy Inc                          Equity    65339F10    3,614,969    69,532   65,411  4,121   0    68,485      0  1,047
Northern Trust Corporation                  Equity    66585910    3,624,036    65,404   63,158  2,246   0    65,117      0    287
Oracle Corporation                          Equity    68389X10    5,277,681   168,616  162,669  5,947   0   166,945      0  1,671
Orleans Energy Ltd                          Equity    68658610      101,883    41,000        0 41,000   0         0 41,000      0
Peabody Energy Corporation                  Equity    70454910    5,968,438    93,286   89,654  3,632   0    92,348      0    938
Penney J C Inc                              Equity    70816010      261,711     8,100    8,100      0   0     8,100      0      0
Pepsico Inc                                 Equity    71344810    4,663,647    71,386   68,165  3,221   0    70,661      0    725
Philip Morris International                 Equity    71817210      408,305     6,976    6,941     35   0     6,976      0      0
Procter & Gamble Company                    Equity    74271810    6,049,658    94,041   90,452  3,589   0    93,599      0    442
Qualcomm Inc                                Equity    74752510    4,161,614    84,090   80,423  3,667   0    83,278      0    812
SPDR Trust Unit Series 1                    Equity    78462F10    1,043,725     8,300    8,100    200   0     8,300      0      0
Schlumberger Limited                        Equity    80685710    6,936,011    83,066   78,717  4,349   0    81,218      0  1,848
Silver Wheaton Corporation                  Equity    82833610      468,480    12,000        0 12,000   0         0 12,000      0
Silvercorp Metals Inc                       Equity    82835P10      384,900    30,000        0 30,000   0         0 30,000      0
Target Corporation                          Equity    87612E10    5,858,827    97,436   93,273  4,163   0    96,103      0  1,333
Teva Pharmaceutical Industries Limited ADR  Equity    88162420    4,852,000    93,075   89,393  3,682   0    92,135      0    940
3M Company                                  Equity    88579Y10      278,749     3,230    1,805  1,425   0     2,105      0  1,125
U S Bancorp Del                             Equity    90297330    5,398,639   200,172  194,467  5,705   0   197,849      0  2,323
United Technologies Corporation             Equity    91301710    4,091,078    51,970   49,500  2,470   0    51,404      0    566
Verizon Communications                      Equity    92343V10    3,237,947    90,496   87,112  3,384   0    89,001      0  1,495
Wal-Mart Stores Inc                         Equity    93114210    3,032,592    56,232   54,392  1,840   0    55,615      0    617
Wells Fargo & Company                       Equity    94974610      376,900    12,162    9,762  2,400   0    12,162      0      0
Zhaojin Mining Industry Co Ltd              Equity    Y988A6104     380,000    95,000        0 95,000   0         0 90,000  5,000
                                                                229,403,341

                         * * * END OF ASSET REPORT * * *
                   81 ASSETS REPORTED OF 37699 ASSETS ON FILE


FIBWM                                                                Page 2 of 2